Summary of Significant Accounting Policies (Details) - Schedule of class A common stock reflected in the condensed consolidated balance sheet - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Schedule Of Class A Common Stock Reflected In The Condensed Consolidated Balance Sheet [Line Items]
Proceeds from Issuance Initial Public Offering		$ 253,000,000
Less:
Proceeds allocated to Public Warrants		(11,216,333)
Class A common stock issuance costs		(12,476,379)
Plus:
Accretion of carrying value to redemption value		23,692,712
Class A common stock subject to possible redemption		$ 253,000,000
LIVE OAK ACQUISITION CORP. I I [Member]
Schedule Of Class A Common Stock Reflected In The Condensed Consolidated Balance Sheet [Line Items]
Proceeds from Issuance Initial Public Offering	$ 253,000,000
Less:
Proceeds allocated to Public Warrants	(11,216,333)
Class A common stock issuance costs	(12,476,379)
Plus:
Accretion of carrying value to redemption value	23,692,712
Class A common stock subject to possible redemption	$ 253,000,000